Schedule of interest income, interest expense and loan provision losses related to loans (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Interest income	¥ 1,373,377	¥ 873,148	¥ 1,102,493
Less: Interest expense	(36,918)	(19,369)	(53,114)
Net interest income	¥ 1,336,459	¥ 853,779	¥ 1,049,379